ALLOWANCE FOR LOAN AND LEASE LOSSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan and lease losses	19,968	12,202	7,473
Provision for loan and lease losses	11,871	15,372	9,361
Credits charged off	(16,158)	(9,490)	(5,904)
Recoveries	4,457	1,884	1,272
Allowance for loan and lease losses	20,138	19,968	12,202